Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Unaudited) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

17.	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Unaudited summarized financial data by quarter for the years ended December 31, 2010 and 2009 is as follows:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Fiscal 2010
Net revenue	$93,406	$95,127	$95,852	$106,946
Gross profit	71,684	72,370	73,155	73,385
Net income (loss)	5,520	3,294	8,461	(49,399)
Net income (loss) per basic share	$0.10	$0.06	$0.15	$(0.87)

Net income (loss) per diluted share	$0.09	$0.06	$0.14	$(0.87)

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Fiscal 2009
Net revenue	$78,984	$84,209	$82,393	$95,695
Gross profit	62,239	66,596	60,921	76,874
Net income	1,905	2,175	5,896	9,971
Net income per basic share	$0.04	$0.04	$0.11	$0.18

Net income per diluted share	$0.03	$0.04	$0.10	$0.17